Risks and Uncertainties (Details Narrative) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Net [Member]
Concentration Risk, Percentage	61.00%	24.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	99.00%	99.00%